Income tax - Reconciliation of federal income tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Benefit calculated at federal income tax rate	21.00%	21.00%	21.00%
Change in valuation allowance	(28.80%)	(34.20%)	(25.70%)
State tax benefit	9.60%	7.10%	4.70%
Federal benefit on state tax	(2.00%)	(1.50%)	(1.00%)
Change in state tax rate	0.50%	5.10%	(0.40%)
Change in fair value of Warrant and Sponsor Covered Shares liabilities	1.20%	0.00%	0.00%
Nondeductible compensation	(2.50%)	0.00%	0.00%
Other permanent differences, net	0.10%	0.00%	(0.10%)
Income tax expense	(0.90%)	(2.50%)	(1.50%)